Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Land	-	912,927	127,000
Buildings	-	13,744,221	1,912,000
Motor vehicles	1,485,841	1,485,841	206,700
Electronic equipment	2,033,203	2,116,562	294,441
Machinery	1,139,270	1,238,050	172,229
Other equipment	1,413,753	1,472,880	204,897
Construction in progress*	655,987	-	-
Subtotal	6,728,054	20,970,481	2,917,267
Less: accumulated depreciation	(3,200,069)	(3,564,579)	(495,879)
	3,527,985	17,405,902	2,421,388
Less: impairment charges	(2,404,009)	(1,748,022)	(243,173)
Property and equipment, net	1,123,976	15,657,880	2,178,215

*	Construction in progress was fully impaired for the year ended December 31, 2023 and written off for the year ended December 31, 2024.